Stock Option Plan and Equity Compensation Plan	12 Months Ended
Dec. 31, 2012
Stock Option Plan and Equity Compensation Plan [Abstract]
Stock Option Plan and Equity Compensation Plan
Note 15. Stock Option Plan and Equity Compensation Plan
The Company sponsors an equity compensation plan, adopted by the Board of Directors in 2006, which provides for the granting of nonqualified stock options, stock appreciation rights, stock awards and stock units. Under the plan, the Company may grant options to its directors, officers and employees for up to 200,000 shares of common stock. The Company did not grant any equity compensation in 2012 or 2011.

A summary of the status of the Company's stock option plan is presented below:

	2012		2011

	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	$13.97	194,779	$13.72	234,929
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	13.00	(43.179)	12.50	(40,150)

Options outstanding and exercisable at December 31	$14.24	151,600	$13.97	194,779

Information pertaining to options outstanding at December 31, 2012 is as follows:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$13.00 - $15.00	151,600	1.57 years	$ 14.24